Income Taxes (Provision For Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current	$ 243	$ (191)	$ (200)
Deferred	960	(57)	(1,837)
Income Tax Expense (Benefit)	1,203	(248)	(2,037)
Canada [Member]
Current	249	(152)	(219)
Deferred	713	(106)	(902)
United States [Member]
Current	(21)	(64)	(25)
Deferred	246	52	(935)
Other [Member]
Current	15	25	44
Deferred	$ 1	$ (3)